FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-22429

Institutional Investor Trust
Exact name of registrant as specified in charter.

1400 Center Road, Venice, FL 34292-3801
Address of principal executive offices. Zip code.

Corporation Service Company
84 State Street, Boston, MA 02109
Name and address of agent for service.

941-493-3600
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

July 27, 2016
Date of reporting period.

Item 1: Report to Stockholders.

INSTITUTIONAL INVESTOR TRUST

SECTOR ALLOCATION MODEL FUND SERIES (SAMSX)

2016

FINAL ACCOUNTING

1400 Center Road
Venice, Florida 34292
800-338-9476

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Table of Contents

Sector Allocation Model Fund Series

Management Commentary	1
Total Return	2
Value of a $10,000 Investment	2
Performance Summary	2
Expenses	3
Expenses Example	3
Portfolio Holdings	3
Audited Financial Statements	4
Schedule of Investments	4
Statement of Assets and Liabilities	4
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	5
Notes to Financial Statements	6
Management Information	8
Proxy Voting	9
Approval of Investment Advisory Agreement	9
Report of Independent Registered Public Accounting Firm	10

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Management Commentary

The Sector Allocation Model Fund (Fund) of Institutional Investor Trust (IIT) sought to create value by avoiding extreme market losses rather than trying to capture extreme market gains. At the inception of the Fund, its adviser, Institutional Investor Trust, Inc. (IIA) entered into a sub-advisory agreement with F-Squared Institutional Advisors, LLC, the owner of the investment model on which the Fund’s strategy was based. In September, 2015, the sub-adviser resigned and its proprietary investment model passed to a new owner. Negotiations with that owner were not resolved.

IIA and the Fund’s Board of Trustees (Board) considered strategic alternatives for the Fund, including considering a new investment adviser to provide advisory services to the Fund. After pursuing these strategic alternatives, IIA believed that it would be in the best interest of the Fund’s shareholders to approve the dissolution and liquidation of the Fund. Accordingly, IIA recommended liquidating the Fund’s assets and distributing the proceeds to Fund shareholders.

On May 20, 2016, the Board voted to close the Fund and set the date for a Special Meeting of Shareholders of July 21, 2016. At that meeting, the majority of shareholder approved closure of the Fund. The Fund’s assets were liquidated and all proceeds were distributed to shareholders on July 27, 2016. The financial information contained in this document is the final accounting of the Fund as of that date.

Institutional Investor Trust

February 8, 2017

Total Return

July 27, 2016

Fund and Comparison	1 Year	3 Year	5 Year
Sector Allocation Model Fund	-6.02%	1.69%	6.08%
Standard & Poors 500 Total Return Index	5.44%	11.12%	13.33%

Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that your shares, when you redeem them, may be worth more or less than what you originally paid for them. The Fund does not charge redemption fees and as of the Fund’s March, 2016 prospectus, the gross expense ratio was expected to be 1.15%.

Value of a $10,000 Investment

As of July 27, 2016

This graph represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance calculations are as of the end of each month with the exception of July 2016, which is through the close of the fund on July 27, 2016. Past performance does not guarantee future results. Returns shown are total returns, meaning you reinvested dividends and capital gains. The table and graph shown above do not reflect the deduction of taxes you will pay on fund distributions or share redemptions.

Performance Summary

As of July 27, 2016

Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
1 Year	-6.02%	-6.02%	-5.06%
5 Years	6.08%	4.11%	4.72%
10 Years	—	—	—
Inception 09/13/10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund’s costs in two ways:

Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The “Ending Account Value” is derived from the fund’s actual return, and the “Expenses Paid During the Period” shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result—8.6—by the dollar amount for your fund under the heading “Expenses Paid During Period.”

Based on a hypothetical 5% return. This example is intended to help you compare your fund’s costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund’s actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expenses Example

Example Type	Beginning Account Value 01/01/16	Ending Account Value 07/27/16	Expenses Paid During Period (1) 01/01/16 to 07/27/16
Actual	$1,000.00	$935.13	$6.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$6.64

(1) Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 209/366 to reflect the days of operation in 2016. The expense ratio of the fund for the reflected periods is 1.15% with .15% being the inherent cost of holding the ETFs in the fund’s portfolio and 1.0% being all other costs of maintaining the fund.

Portfolio Holdings

Institutional Investor Trust disclosed a complete schedule of the portfolio holdings on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Trust published second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Trust filed complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission’s web site at http://www.sec.gov and at the Commission’s Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Audited Financial Statements

Schedule of Investments

July 27, 2016

Total Investments: 0.00%	$0.00

Net Assets: 0.00%	$0.00

Statement of Assets and Liabilities

July 27, 2016

Assets
Total Assets	$0

Capital Shares Outstanding (Unlimited Number of Shares at $10.00 Par Value)	0

Net Asset Value Per Share	$0.0

Statement of Operations

For the Period Ended July 27, 2016

Investment Income
Dividends	$137,541
Interest	1,113
Total investment income	138,654

Operating Expense
Investment advisory fee	0
Professional fees	58,000
Registration fees	1,027
Custodian fees	20,714
Trustee fees	10,000
Administrative expense	8,452
Miscellaneous	1,015
Total operating expenses	99,208

Net Investment	39,446

Realized and Unrealized Gain from Investments
Increase in unrealized appreciation	33,373
Net realized gain on investments	652,037
Total unrealized and realized gain from investments	685,410

Net Increase in Net Assets Resulting from Operations	$724,856

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

For the Year Ended December 31, 2015 and the Period Ended July 27, 2016

	07/27/16	12/31/15
Increase in Net Assets from Operations
Net investment income (loss) income	$39,446	($265,589)
Net realized gain (loss) gain on investments	652,037	(3,196,984)
Increase (decrease) in unrealized appreciation (depreciation) in investments	33,373	(5,136,025)
Net increase (decrease) increase in net assets resulting from operations	724,856	(8,598,598)

Distributions to Shareholders
Net investment income	(39,446)	(136,177)
Net realized gains	—	(13,712)
Return of paid in capital	(5,827)	(25,645)
Total distributions to shareholders	(45,273)	(175,534)

Capital Share Transactions
Shares sold	272,636	3,271,813
Reinvested distributions	27,677	117,353
Shares redeemed	(8,014,328)	(62,097,234)
Closing shares redeemed	(32,863,475)	—
Total capital share transactions	(40,577,490)	(58,708,068)

Net Decrease in Net Investments	($39,897,907)	($67,482,200)

Net Assets
Beginning of year	39,897,907	107,380,107
End of year	$0	$39,897,907

Financial Highlights

	07/27/16 (Audited)	12/31/15 (Audited)	12/31/14 (Audited)	12/31/13 (Audited)	12/31/12 (Audited)	12/31/11 (Audited)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$10.68	$12.16	$13.31	$10.90	$10.71	$10.81
Income from Investment Operations:
Net Investment (Loss) Income (1)	.01	(.05)	.12	.12	.19	.15
Net Realized and Unrealized (Loss) Gain on Investments	.21	(1.40)	.80	3.19	1.34	(.10)
Total Income from Investment Operations	.22	(1.45)	.92	3.31	1.53	.05
Distributions
Distributions from Net Investment Income	(.01)	(.026)	(.95)	(.88)	(1.14)	(.15)
Distributions from Net Realized Gains on Investments	.00	.00	(1.12)	(.02)	(.20)	.00
Distributions from Return of Capital	.00	(.004)	.00	.00	.00	.00
Total Distributions	(.01)	(.03)	(2.07)	(.90)	(1.34)	(.15)
Net Asset Value, End of Period (4)	$10.89	$10.68	$12.16	$13.31	$10.90	$10.71

Total Return Before Taxes: (2)	(10.21%)	(12.17%)	6.85%	29.37%	11.92%	.31%

Ratios and Supplemental Data:
Net Assets, End of Period	$0	$39,897,907	$107,380,107	$98,313,656	$57,960,756	$36,775,105
Operating Expenses to Average Net Assets Before Fee Waiver	.27%	.85%	.97%	1.01%	1.07%	1.06%
Operating Expenses to Average Net Assets After Fee Waiver	.27%	.85%	.97%	1.00%	1.00%	1.00%
Investment Income to Average Net Assets Before Expenses	.38%	.46%	1.85%	2.01%	2.63%	2.34%
Investment Income to Average Net Assets After Expenses	.11%	(.40%)	.89%	1.01%	1.63%	1.34%
Portfolio Turnover Rate (3)	197.35%	590.23%	347.54%	125.59%	414.83%	288.01%

(1)    Based on average shares outstanding

(2)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of each period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(3)   The Fund’s investment strategy will likely result in a high portfolio turnover rate which will increase brokerage commissions and/or generate additional capital gains for tax purposes, thereby decreasing investment returns.

(4)   Net Asset Value as of 07/27/16 is prior to liquidation.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

July 27, 2016

Note A — Organization

The Institutional Investor Trust (the “Trust”), was organized under the laws of the State of Massachusetts as a Massachusetts Business Trust on June 3, 2010 and was registered under the Investment Company Act of 1940, as amended, as a diversified open-end registered investment management company. The Trust was authorized to issue an indefinite number of shares of common stock in series with a par value of $10.00 per share. The Trust offered one fund, the Sector Allocation Model Fund (the “Fund”). Effective September 7, 2010, the Trust’s shares were registered under Section 8(a) of the Securities Act of 1933. The primary investment objective of the Fund was to outperform the S&P 500 modestly as the market moves up and significantly as it moves down. Upon shareholder approval on July 21, 2016 the fund was closed and all holdings were liquidated. All proceeds of that liquidation were distributed to shareholders on July 27, 2016.

Note B — Significant Accounting Policies

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

•	Security Valuation — All investments in securities are recorded at their estimated fair value, as described in NOTE C. The Fund invests solely in Exchange Traded Funds which are valued at the last quoted price on the New York Stock Exchange.
•	Investment Income — Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses are determined on the identified cost basis.
•	Distributions to Shareholders — Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
•	Income Tax Status — The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to shareholders substantially all of its taxable investment income and realized gains not offset by any loss carryovers. Therefore, no provision for federal income or excise tax is required. Management has evaluated the Fund’s tax positions for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements related to these tax positions. The earliest tax year that remains subject to examination by Internal Revenue Service is 2014.
•	Security Transactions — The Trust follows industry practice and records security transactions on the trade date.
•	Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
•	Cash and Equivalents — The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-earning bank account deposits.

Note C — Securities Valuation

Accounting standards provide a framework for fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

• Level 1 —	Inputs to the valuation methodology are actual quoted prices in active markets for identical securities.
• Level 2 —	Inputs to the valuation methodology include indirect observable inputs including prices for similar assets and market corroborated inputs. If the asset has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset.
• Level 3 —	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for securities measured at fair value on a recurring basis.

Exchange traded funds — Securities traded on a national securities exchange are stated at the last reported trade price on the day of valuation on or after 4:00 p.m. New York Time as received by the valuation service, Bloomberg. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

All exchange traded funds held during 2016 were Level 1.

Note D — Distributions to Shareholders

The tax character of distributions paid during 2016 and 2015 was as follows:

	Period Ended	Year Ended
	07/27/16	12/31/15
Distributions paid from:
Qualifying dividend income	$39,446	$136,177
Short-term capital gains	0	13,712
	39,446	149,889
Return of capital	5,827	25,645
	$45,273	$175,534

Note E — Investment Advisory Agreement

The Fund has a written agreement (the Agreement) for management and investment advisory services with Institutional Investor Advisers, Inc. (the Adviser) which is owned 100% by Trust Companies of America, Inc. (TCA). TCA is controlled by the Trust’s President and his family. The Agreement provides for advisor fees to be computed on the average daily net asset value. Annual percentage rate provided by the Agreement in computing investment advisory fees is 0.75%. The Adviser declined to receive fees in for the period ended July 27, 2016.

Under terms of the agreement, the Fund’s total normal operating costs cannot exceed 1% of the Fund’s average net asset value in any one year. Expenses associated with normal operating costs in excess of 1% shall be paid by the Adviser. During the period ended July 27, 2016, total expenses for the Fund did not exceed 1%.

Note F — Capital Share Transactions

As of July 27, 2016, an unlimited number of capital shares with a par value of $10.00 were authorized. Transactions of the Fund in capital shares for the period ended July 27, 2016 were as follows:

Shares sold	25,487
Reinvested distributions	2,537
Shares redeemed	(3,764,158)
Net decrease	(3,736,134)

Note G — Investment Transactions

Purchases and sales for the period ended July 27, 2016 were as follows:

Securities
Purchases	$72,116,382
Sales	111,497,914

Note H — Transactions with Affiliates

In addition to the investment advisory fees discussed in NOTE E, the Fund pays fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets. Total fees paid to TCA subsidiaries aggregated $20,714 for the period ended July 27, 2016. The Fund did not have an affiliated broker.

At July 27, 2016 no shares were held by the President of the Trust, employees of the Adviser, or other affiliated persons.

Note I — Market Risk

The Trust was exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Trust could have incurred was limited to the amount it held prior to liquidation of holdings. The Trust did not hold any collateral on the marketable securities. This exposure to risk was customary for all entities which have invested in financial instruments.

Note J — Broker Allocations

The placement of orders for the purchase and sale of portfolio securities was made under the control of the Adviser, subject to the overall supervision of the Board of Trustees.

Note K — Subsequent Events

In preparing these financial statements management of the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

Note L — Pending Matters

As of July 27, 2016, the Trust and its adviser Institutional Investor Advisers, Inc. are currently involved in a limited-scope SEC examination pursuant to Section 204 of the Investment Advisers Act of 1940. All requested items were provided to the SEC within the specified deadlines. No penalties have been assessed by the SEC as of the date of the audit report. The outcome of this examination will in no way affect shareholders of the Trust’s Sector Allocation Model Fund who have received the full and complete proceeds of the liquidation of their shares.

Management Information

As of July 27, 2016

Following are the names, duties, and affiliations of the Officers of the Trust and the members of the Trust’s Board of Trustees during the period of this accounting.

Name, Age, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Trusteeships or Directorships Held
Non-Interested Trustees
Charles Albers (75) 340 S. Palm Ave., #512 Sarasota, FL 34236	Trustee	Term: Indefinite (1) Service: 5.9 years	Private Investor. Retired mutual fund portfolio manager of Guardian Park Avenue Fund (SVP Guardian Life Insurance) and Oppenheimer Main Street Fund (SVP Oppenheimer Funds, Inc.)	1	None
(2) Brendan McCarthy (44) 234 Elm Street Braintree, MA 02184	Trustee	Term: Indefinite (1) Service: 1.6 years	Director of National Accounts, TC Asset Management Business Development, TIAA-CREF; COO, Retirement Solutions, F-Squared Investments	1	None
R. Scott Thompson (54) 525 Bayview Parkway Nokomis, FL 34275	Trustee	Term: Indefinite (1) Service: 5.9 years	Dentist	1	None
James R. Woods (74) 609 Madrid Avenue Venice, FL 34285	Lead Independent Trustee	Term: Indefinite (1) Service: 5.9 years	Educator, Education Administrator; Retired.	1	None
Interested Trustees
(3) Roland G. Caldwell, Jr. (49) 3320 Hardee Drive Venice, FL 34292	Trustee and President	Term: Indefinite (1) Service: 6.2 years	President, Trust Companies of America, Inc.; President, Treasurer and Trust Officer, Caldwell Trust Company; President, Institutional Investor Advisers, Inc.	1	None
Other Officers
Scott Antritt (42) 14417 Sundial Place Lakewood Ranch, FL 34202	Vice President	Term: N/A Service: 3.4 years	Vice President, Institutional Investor Trust; Trust Officer, Caldwell Trust Company; Mass Transfer, Raymond James; Adviser, Century Investment Svcs.	1	None

H. Lee Thacker, Jr. (82) 498 Summerfield Way Venice, FL 34292	Secretary and Treasurer	Term: N/A Service: .2 years	Secretary and Treasurer, Institutional Investor Trust, SEVP, Caldwell Trust Company; SVP, Trust Companies of America, Inc.	1	None

(1) As specified in the Trust’s Declaration of Trust, Trustees continue to hold office until such time as less than a majority of the Trustees holding office have been elected by shareholders. In such an event, the trustees then in office will call a shareholders meeting for the election of Trustees.

(2) Mr. McCarthy was an employee of the Trust’s previous Sub-Adviser on first being named a Trustee and therefore an Interested Trustee. He subsequently joined another firm which is not associated with the Trust and is now a Non-Interested Trustee.

(3) Interested person under the 1940 Act.

Proxy Voting

You may view the Trust’s proxy voting on its Form N-PX filings on the Commission’s web site at http://www.sec.gov and at the Commission’s Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement

At a meeting held on December 11, 2015, the Board (including the independent Board members) considered and approved and ratified the Investment Advisory Agreement with Institutional Investor Advisers, Inc. upon consideration of:

•	The nature and quality of the services provided by the Adviser. The qualifications and experience of the Adviser’s personnel and the prior relationship between the Adviser and funds that operated prior to the establishment of Institutional Investor Trust were considered. It was determined that the services provided were well-suited to the needs of the Funds and that the Advisor’s personnel were capable of dependably providing those services.

•	The reasonableness of the compensation payable to the Adviser. Considerations regarding the advisory fee included that the Adviser bears responsibility for the expenses of “interested” Trustees and has committed to bear any loss that might be incurred by the Trust as a direct result of any purchase failure. The Adviser and its parent Trust TCA have been providing administrative and shareholder services to the Trust since inception. In light of these factors, the Adviser’s fee of 75% of assets under management was deemed fair and reasonable.

•	The Fund’s expense ratio. In all cases the Adviser has limited Fund expenses to not more that 1% in excess of the inherent expense of owning exchange traded funds of .15% as of this report. When expenses exceed that 1% limit, the Adviser waives an amount of its fees sufficient to reduce total expenses to the 1% level. This commitment from the Adviser enables the Fund’s expense ratio to be considered stable and reasonable to the benefit of the Fund and its shareholders.

In its deliberations, the Board did not consider performance a factor because the Fund’s investments are determined by a quantitative technical model that reacts to market volatility and not by the Adviser’s choice of investments. Economies of scale were not considered, and comparisons with other advisory contracts were not made, because of the value of the protections and additional services that the Adviser provides as noted above at “reasonableness of compensation” and “expense ratio.”

No single factor determined the Board’s decision to approve the Investment Advisory Agreement, but rather the Trustees based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Fund and its shareholders.

At the meeting held December 11, 2015, the Board voted to extend the Advisory Agreement to December 31, 2016.

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Report of Independent Registered Public Accounting Firm

To the Audit Committee

Institutional Investor Trust

We have audited the accompanying statement of assets and liabilities of Institutional Investor Trust (the Trust), including the schedule of investments as of July 27, 2016 and the related statement of operations for the period from January 1, 2016 through July 27, 2016; the statements of changes in net assets for the period from January 1, 2016 through July 27, 2016 and the year ended December 31, 2015; and the financial highlights for the period from January 1, 2016 through July 27, 2016 and the years ended December 31, 2015, 2014, 2013, and 2012. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Institutional Investor Trust as of July 27, 2016, and the results of its operations for the period from January 1, 2016 through July 27, 2016; the changes in net assets for the period from January 1, 2016 through July 27, 2016 and the year ended December 31, 2015; and the financial highlights for the period from January 1, 2016 through July 27, 2016 and the years ended December 31, 2015, 2014, 2013, and 2012, in conformity with accounting principles generally accepted in the United States of America.

As discussed in the accompanying management commentary, on May 20, 2016, the board of directors voted to close the Trust. After the majority of shareholders approved closure of the Trust on July 21, 2016, assets were liquidated and proceeds were distributed to shareholders on July 27, 2016.

Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida
February 8, 2017

Investment Adviser
Institutional Investor Advisers, Inc.
1400 Center Road
Venice, FL 34292
941-493-3600

Custodian
Caldwell Trust Company
1400 Center Road
Venice, FL 34292
941-493-3600

Auditors
Gregory, Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
727-821-6161

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to all of its officers. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR. Persons may request a copy of this code of ethics free of charge by calling 800-338-9476.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas, including one member with over 30 years of experience managing SEC-registered mutual funds and in-depth expertise in computer modeling and quantitative analysis of investment strategies. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Service Provided	2016	2015
(a) Audit Fees	$18,000.00	$43,500.00
(b) Audit-Related Fees	$0.00	$0.00
(c) Tax Fees	$5,500.00	$5,000.00
(d) All Other Fees	$0.00	$0.00
Total Fees	$23,500.00	$48,500.00

  Audit Fees: Fees billed for services rendered for the audits of Institutional Investor Trust annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements. For the fees listed above, the principal accountant audited the registrant's annual financial statements, performed its annual transfer agent audit under Rule 17Ad-13(a)(3), and performed a self-custody audit under Rule 17f-2.
  Audit-Related Fees: Fees billed for assurance and related services that are reasonably related to the performance of the audit of the Funds' financial statements and not reported under (a) of this Item. Not applicable.
  Tax Fees: Fees billed for professional services for tax compliance, tax advice, and tax planning. For the fees listed above, the principal accountant prepared the registrant's tax returns.
  All Other Fees: Fees billed for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this I
  Audit Committee Pre-Approvals: No pre-approvals were required for fiscal year 2012 as the Company did not engage its principal accountant in any services other than those listed in (a) through (c) above. Not applicable.
  Audit Work Performed by Other Than Accountant's permanent employees. Not applicable.
  Aggregate Non-Audit Fees Billed. Not applicable.
  Audit Committee Consideration of Non-Audit Services. Not applicable.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
Filed as part of Registrant's report to shareholders included in Item 1 above.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to Institutional Investor Trust which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.
(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2011, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls in its last fiscal half-year, including no significant deficiencies or material weaknesses that required corrective action.

Item 12: Exhibits.

  (1) Any code of ethics or amendment thereto. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Institutional Investor Trust
By:	/s/ Roland G. Caldwell, Jr., President	By:	/s/ H. Lee Thacker, Jr., Secretary and Treasurer
Date:	February 8, 2017	Date:	February 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

EXHIBIT LIST

  EX-99.CODE ETH — Exhibit 12.A.1 — Code of Ethics
  EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
  EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002